UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     February 13, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $93,059 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      222     7065 SH       SOLE                     7065
                                                               110     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     7272    97858 SH       SOLE                    95023              2835
                                                                89     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     4658    59338 SH       SOLE                    57678              1660
                                                                41      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     8301   285163 SH       SOLE                   277571              7592
                                                               160     5511 SH       OTHER                    3240              2271
Blackrock MuniVest Fd          COM              09253r105      195    17685 SH       SOLE                    17685
                                                               208    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      178     9000 SH       SOLE                     9000
                                                                59     3000 SH       OTHER                                      3000
Caterpillar Inc                COM              149123101     2228    24868 SH       SOLE                    24268               600
                                                                17      190 SH       OTHER                     190
Cenovus Energy Inc             COM              15135u109     4829   143975 SH       SOLE                   140130              3845
                                                                 7      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     7013    64851 SH       SOLE                    62974              1877
                                                               591     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     4277    73750 SH       SOLE                    71603              2147
                                                                31      541 SH       OTHER                                       541
Eagle Bancorp Inc              COM              268948106      345    17298 SH       SOLE                    17078               220
                                                                11      563 SH       OTHER                                       563
Eaton Corp PLC shares          COM              g29183103      108     2000 SH       SOLE                     2000
                                                               108     2000 SH       OTHER                                      2000
Encana Corp                    COM              292505104     3412   172692 SH       SOLE                   167837              4855
                                                                 6      300 SH       OTHER                     300
Exxon Mobil Corp               COM              30231g102      122     1410 SH       SOLE                      910               500
                                                               113     1300 SH       OTHER                     800               500
MDU Resources Group            COM              552690109     5355   252099 SH       SOLE                   245565              6534
                                                                90     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     3834    93653 SH       SOLE                    91235              2418
                                                                37      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     2769   103663 SH       SOLE                   101038              2625
                                                                20      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      719    40718 SH       SOLE                    40518               200
                                                                34     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     2563   177361 SH       SOLE                   172346              5015
                                                                 4      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     5417    79259 SH       SOLE                    76974              2285
                                                                34      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     6339   108713 SH       SOLE                   105758              2955
                                                                69     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      481     5745 SH       SOLE                     5745
                                                               293     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     9132   176192 SH       SOLE                   171257              4934
                                                               207     4003 SH       OTHER                    1753              2250
SPDR Tr Unit                   COM              78462f103      318     2230 SH       SOLE                     2230
                                                                19      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3115   113766 SH       SOLE                   110802              2964
                                                                26      940 SH       OTHER                     190               750
Torchmark Corp                 COM              891027104     2615    50615 SH       SOLE                    50615
Washington Real Estate         COM              939653101     4758   181934 SH       SOLE                   176992              4942
                                                               100     3805 SH       OTHER                    2255              1550